Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	€ 1,012	€ 1,573
Currency swaps
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	638	188
Derivative instruments
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	1,573	13
Financing payments	715	34
Financing proceeds	(89)	89
Interest (proceeds)/payments	283	(91)
Other (proceeds)/payments	(17)	(31)
Fair value adjustments through other comprehensive income	1,031	1,733
Movements with counterparty in the income statement	(2,649)	(538)
Translation differences	169	393
Other movements	(4)	(29)
Closing balance of assets/(liabilities)	1,012	1,573
Increase in financial assets	€ 561	€ (1,560)